Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 61	$ 51
Provision for credit losses
Originations	3	3
Maturities	(2)	(3)
Changes in risk, parameters and exposures	13	6
Write-offs	(10)	(7)
Recoveries	2	2
Exchange rate and other	(1)	(1)
Balance at end of period	66	51
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	29	17
Provision for credit losses
Transfers to Stage 1	1	5
Transfers to Stage 2	(1)	(1)
Originations	3	3
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(2)	(7)
Balance at end of period	29	16
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	10	16
Provision for credit losses
Transfers to Stage 1	(1)	(5)
Transfers to Stage 2	1	1
Transfers to Stage 3	(1)	(3)
Maturities	(1)	(2)
Changes in risk, parameters and exposures	4	11
Exchange rate and other	(1)
Balance at end of period	11	18
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	22	18
Provision for credit losses
Transfers to Stage 3	1	3
Changes in risk, parameters and exposures	11	2
Write-offs	(10)	(7)
Recoveries	2	2
Exchange rate and other	0	(1)
Balance at end of period	$ 26	$ 17